HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS - 113.3%	Shares	Value
Communications - 10.0%
Cable & Satellite - 0.4%
Sirius XM Holdings, Inc.	60,000	$1,419,000

Entertainment Content - 1.4%
AppLovin Corporation - Class A (a)(b)	16,000	2,088,800
Electronic Arts, Inc.	16,000	2,295,040
		4,383,840
Internet Media & Services - 6.0%
Alphabet, Inc. - Class C (a)	16,000	2,675,040
DoorDash, Inc. - Class A (b)	8,000	1,141,840
LifeMD, Inc. (a)(b)	40,000	209,600
Lyft, Inc. - Class A (a)(b)	100,000	1,275,000
Meta Platforms, Inc. - Class A	12,000	6,869,280
Netflix, Inc. (a)(b)	200	141,854
Shutterstock, Inc. (a)	40,000	1,414,800
Spotify Technology S.A. (a)(b)	8,000	2,948,240
TripAdvisor, Inc. (a)(b)	140,000	2,028,600
		18,704,254
Telecommunications - 2.2%
AST SpaceMobile, Inc. (a)(b)	120,000	3,138,000
Verizon Communications, Inc. (a)	80,000	3,592,800
		6,730,800
Consumer Discretionary - 22.3%
Apparel & Textile Products - 3.0%
Carter's, Inc.	20,000	1,299,600
Kontoor Brands, Inc.	20,000	1,635,600
Levi Strauss & Company - Class A (a)	60,000	1,308,000
Ralph Lauren Corporation (a)	6,000	1,163,220
Skechers U.S.A., Inc. - Class A (a)(b)	30,000	2,007,600
Tapestry, Inc. (a)	40,000	1,879,200
		9,293,220
Automobiles - 0.3%
General Motors Company (a)	20,000	896,800

Consumer Services - 1.9%
American Public Education, Inc. (b)	5,000	73,750
Grand Canyon Education, Inc. (b)	20,000	2,837,000
Perdoceo Education Corporation (a)	40,000	889,600

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 113.3% (continued)	Shares	Value
Consumer Discretionary - 22.3% (continued)
Consumer Services - 1.9% (continued)
Strategic Education, Inc. (a)	24,000	$2,221,200
		6,021,550
E-Commerce Discretionary - 1.7%
Amazon.com, Inc. (b)	6,000	1,117,980
Etsy, Inc. (b)	30,000	1,665,900
Revolve Group, Inc. (a)(b)	100,000	2,478,000
		5,261,880
Home & Office Products - 1.2%
MillerKnoll, Inc.	80,000	1,980,800
SharkNinja, Inc. (a)	16,000	1,739,360
		3,720,160
Home Construction - 0.6%
Forestar Group, Inc. (b)	60,000	1,942,200

Leisure Facilities & Services - 3.0%
Brinker International, Inc. (b)	20,000	1,530,600
Dave & Buster's Entertainment, Inc. (b)	30,000	1,021,500
Planet Fitness, Inc. - Class A (b)	22,000	1,786,840
Six Flags Entertainment Corporation (a)	40,000	1,612,400
Sweetgreen, Inc. - Class A (a)(b)	100,000	3,545,000
		9,496,340
Retail - Discretionary - 10.3%
Advance Auto Parts, Inc.	70,000	2,729,300
American Eagle Outfitters, Inc. (a)	100,000	2,239,000
Buckle, Inc. (The)	80,000	3,517,600
Dick's Sporting Goods, Inc.	10,000	2,087,000
Gap, Inc. (The) (a)	140,000	3,087,000
Guess?, Inc. (a)	100,000	2,013,000
Kohl's Corporation	60,000	1,266,000
lululemon athletica, inc. (b)	8,000	2,170,800
Macy's, Inc.	200,000	3,138,000
Nordstrom, Inc. (a)	60,000	1,349,400
Sally Beauty Holdings, Inc. (b)	160,000	2,171,200
Ulta Beauty, Inc. (a)(b)	3,000	1,167,360
Urban Outfitters, Inc. (a)(b)	80,000	3,064,800
Williams-Sonoma, Inc. (a)	14,000	2,168,880
		32,169,340

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 113.3% (continued)	Shares	Value
Consumer Discretionary - 22.3% (continued)
Wholesale - Discretionary - 0.3%
ScanSource, Inc. (a)(b)	16,000	$768,480

Consumer Staples - 13.0%
Beverages - 1.2%
Coca-Cola Company (The) (a)	10,000	718,600
PepsiCo, Inc.	18,000	3,060,900
		3,779,500
Food - 7.9%
BellRing Brands, Inc. (b)	20,000	1,214,400
Campbell Soup Company	60,000	2,935,200
Flowers Foods, Inc.	100,000	2,307,000
Fresh Del Monte Produce, Inc. (a)	20,000	590,800
General Mills, Inc.	30,000	2,215,500
Hershey Company (The) (a)	20,000	3,835,600
Ingredion, Inc. (a)	20,000	2,748,600
J.M. Smucker Company (The) (a)	20,000	2,422,000
Kraft Heinz Company (The) (a)	20,000	702,200
Post Holdings, Inc. (a)(b)	8,000	926,000
Utz Brands, Inc. (a)	60,000	1,062,000
Vital Farms, Inc. (a)(b)	100,000	3,507,000
		24,466,300
Household Products - 1.5%
Colgate-Palmolive Company	24,000	2,491,440
Kimberly-Clark Corporation (a)	16,000	2,276,480
		4,767,920
Retail - Consumer Staples - 2.4%
Dollar General Corporation	20,000	1,691,400
Natural Grocers by Vitamin Cottage, Inc. (a)	80,000	2,375,200
Target Corporation (a)	10,000	1,558,600
Walgreens Boots Alliance, Inc. (a)	200,000	1,792,000
		7,417,200
Energy - 3.4%
Oil & Gas Producers - 1.8%
CVR Energy, Inc. (a)	60,000	1,381,800
Diamondback Energy, Inc.	10,000	1,724,000
Marathon Petroleum Corporation (a)	6,000	977,460
Phillips 66	10,000	1,314,500
		5,397,760

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 113.3% (continued)	Shares	Value
Energy - 3.4% (continued)
Renewable Energy - 1.6%
Array Technologies, Inc. (b)	200,000	$1,320,000
Canadian Solar, Inc. (b)	140,000	2,346,400
SolarEdge Technologies, Inc. (a)(b)	60,000	1,374,600
		5,041,000
Financials - 9.5%
Banking - 7.4%
Associated Banc-Corp	100,000	2,154,000
BankUnited, Inc.	30,000	1,093,200
Citigroup, Inc. (a)	40,000	2,504,000
Customers Bancorp, Inc. (a)(b)	60,000	2,787,000
Hope Bancorp, Inc.	60,000	753,600
JPMorgan Chase & Company	8,000	1,686,880
KeyCorp	60,000	1,005,000
Merchants Bancorp (a)	60,000	2,697,600
UMB Financial Corporation (a)	30,000	3,153,300
Wells Fargo & Company (a)	40,000	2,259,600
Western Alliance Bancorp (a)	14,000	1,210,860
Zions Bancorporation, N.A. (a)	40,000	1,888,800
		23,193,840
Institutional Financial Services - 0.3%
StoneX Group, Inc. (a)(b)	10,000	818,800

Insurance - 0.6%
Unum Group (a)	30,000	1,783,200

Specialty Finance - 1.2%
Ally Financial, Inc. (a)	60,000	2,135,400
Discover Financial Services (a)	12,000	1,683,480
		3,818,880
Health Care - 22.4%
Biotech & Pharma - 15.6%
Amgen, Inc. (a)	10,000	3,222,100
Amneal Pharmaceuticals, Inc. (b)	200,000	1,664,000
Ardelyx, Inc. (b)	340,000	2,342,600
Biogen, Inc. (b)	6,000	1,163,040
C4 Therapeutics, Inc. (b)	40,000	228,000
Catalyst Pharmaceuticals, Inc. (a)(b)	100,000	1,988,000
Collegium Pharmaceutical, Inc. (b)	40,000	1,545,600
Corcept Therapeutics, Inc. (b)	40,000	1,851,200

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 113.3% (continued)	Shares	Value
Health Care - 22.4% (continued)
Biotech & Pharma - 15.6% (continued)
Eli Lilly & Company (a)	1,400	$1,240,316
Exelixis, Inc. (a)(b)	120,000	3,114,000
GeneDx Holdings Corporation (b)	60,000	2,546,400
Halozyme Therapeutics, Inc. (b)	40,000	2,289,600
Harmony Biosciences Holdings, Inc. (a)(b)	60,000	2,400,000
Innoviva, Inc. (b)	120,000	2,317,200
Iovance Biotherapeutics, Inc. (b)	140,000	1,314,600
Kiniksa Pharmaceuticals International plc (a)(b)	80,000	1,999,200
Neurocrine Biosciences, Inc. (b)	30,000	3,456,600
Novavax, Inc. (b)	80,000	1,010,400
Novo Nordisk A/S - ADR	48,000	5,715,360
Pacira BioSciences, Inc. (a)(b)	20,000	301,000
Praxis Precision Medicines, Inc. (a)(b)	20,000	1,150,800
TG Therapeutics, Inc. (a)(b)	100,000	2,339,000
United Therapeutics Corporation (a)(b)	6,000	2,150,100
Vertex Pharmaceuticals, Inc. (a)(b)	3,000	1,395,240
		48,744,356
Health Care Facilities & Services - 4.4%
CVS Health Corporation	60,000	3,772,800
DaVita, Inc. (b)	8,000	1,311,440
HCA Healthcare, Inc.	6,000	2,438,580
Medpace Holdings, Inc. (a)(b)	4,000	1,335,200
Patterson Companies, Inc.	100,000	2,184,000
Progyny, Inc. (b)	100,000	1,676,000
Universal Health Services, Inc. - Class B (a)	4,000	916,040
		13,634,060
Medical Equipment & Devices - 2.4%
DexCom, Inc. (a)(b)	40,000	2,681,600
Embecta Corporation (a)	60,000	846,000
Exact Sciences Corporation (a)(b)	16,000	1,089,920
Integra LifeSciences Holdings Corporation (a)(b)	140,000	2,543,800
Zynex, Inc. (a)(b)	40,000	326,400
		7,487,720

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 113.3% (continued)	Shares	Value
Industrials - 6.6%
Commercial Support Services - 1.2%
Cimpress plc (a)(b)	30,000	$2,457,600
H&R Block, Inc.	20,000	1,271,000
		3,728,600
Electrical Equipment - 2.9%
Alarm.com Holdings, Inc. (a)(b)	20,000	1,093,400
Allegion plc (a)	12,000	1,748,880
American Superconductor Corporation (a)(b)	100,000	2,360,000
NEXTracker, Inc. - Class A (a)(b)	80,000	2,998,400
Select Water Solutions, Inc.	80,000	890,400
		9,091,080
Engineering & Construction - 0.8%
Dycom Industries, Inc. (a)(b)	6,000	1,182,600
Primoris Services Corporation (a)	20,000	1,161,600
		2,344,200
Transportation & Logistics - 1.1%
Costamare, Inc. (a)	30,000	471,600
Dorian LPG Ltd. (a)	40,000	1,376,800
Golden Ocean Group Ltd. (a)	120,000	1,605,600
		3,454,000
Transportation Equipment - 0.6%
Allison Transmission Holdings, Inc. (a)	20,000	1,921,400

Materials - 6.2%
Metals & Mining - 6.2%
Agnico Eagle Mines Ltd.	50,000	4,028,000
Alamos Gold, Inc. - Class A	50,000	997,000
Anglogold Ashanti plc (a)	50,000	1,331,500
Barrick Gold Corporation (a)	250,000	4,972,500
Cleveland-Cliffs, Inc. (b)	100,000	1,277,000
Hecla Mining Company	50,000	333,500
Kinross Gold Corporation	70,000	655,200
Newmont Corporation (a)	70,000	3,741,500
Pan American Silver Corporation	50,000	1,043,500
Royal Gold, Inc. (a)	7,000	982,100
		19,361,800

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 113.3% (continued)	Shares	Value
Real Estate - 0.3%
Real Estate Owners & Developers - 0.3%
Janus International Group, Inc. (a)(b)	100,000	$1,011,000

Technology - 18.1%
Semiconductors - 5.3%
ACM Research, Inc. - Class A (a)(b)	200,000	4,060,000
Applied Materials, Inc.	1,000	202,050
Cirrus Logic, Inc. (b)	14,000	1,738,940
Intel Corporation (a)	140,000	3,284,400
NVIDIA Corporation (a)	2,000	242,880
QUALCOMM, Inc. (a)	36,000	6,121,800
Wolfspeed, Inc. (a)(b)	100,000	970,000
		16,620,070
Software - 6.3%
Adobe, Inc. (b)	200	103,556
Bandwidth, Inc. - Class A (b)	120,000	2,101,200
Check Point Software Technologies Ltd. (a)(b)	14,000	2,699,340
Elastic N.V. (a)(b)	40,000	3,070,400
Gen Digital, Inc.	40,000	1,097,200
GigaCloud Technology, Inc. - Class A (a)(b)	160,000	3,676,800
Immersion Corporation	150,000	1,338,000
IonQ, Inc. (a)(b)	400,000	3,496,000
Microsoft Corporation	200	86,060
Qualys, Inc. (a)(b)	16,000	2,055,360
		19,723,916
Technology Hardware - 5.2%
Apple, Inc. (a)	200	46,600
Benchmark Electronics, Inc.	20,000	886,400
Dell Technologies, Inc. - Class C (a)	14,000	1,659,560
F5, Inc. (a)(b)	10,000	2,202,000
Flex Ltd. (a)(b)	30,000	1,002,900
InterDigital, Inc.	24,000	3,399,120
NetApp, Inc. (a)	20,000	2,470,200
Super Micro Computer, Inc. (a)(b)	3,000	1,249,200
Ubiquiti, Inc. (a)	14,000	3,104,080
		16,020,060
Technology Services - 1.3%
Infosys Ltd. - ADR (a)	100,000	2,227,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 113.3% (continued)		Shares	Value
Technology - 18.1% (continued)
Technology Services - 1.3% (continued)
Pagseguro Digital Ltd. - Class A (a)(b)		200,000	$1,722,000
TaskUS, Inc. - Class A (a)(b)		10,000	129,200
			4,078,200
Utilities - 1.5%
Electric Utilities - 0.9%
NRG Energy, Inc. (a)		30,000	2,733,000

Water Utilities - 0.6%
Consolidated Water Company Ltd. (a)		80,000	2,016,800

Total Common Stocks (Cost $334,406,931)			$353,262,526

WARRANTS - 0.0% (c)		Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)		8,000	$43,280

EXCHANGE-TRADED PUT OPTION CONTRACTS - 2.4%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 11/15/2024 at $2,200	670	$149,407,990	$3,872,600
S&P 500® Index Option, 11/15/2024 at $5,750	350	201,686,800	3,703,000
Total Put Option Contracts (Cost $7,971,889)		$351,094,790	$7,575,600

Total Investments at Value - 115.7% (Cost $342,378,820)			$360,881,406

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 44.4%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.79% (d) (Cost $138,458,577)	138,458,577	$138,458,577

Total Investments and Money Market Funds at Value - 160.1% (Cost $480,837,397)		$499,339,983

Written Call Option Contracts – (60.1%)		(187,370,250)

Liabilities in Excess of Other Assets – (0.0%) (c)		(55,508)

Net Assets – 100.0%		$311,914,225

ADR - American Depositary Receipt.

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of September 30, 2024 was $350,049,186.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2024.

The average monthly notional value of exchange-traded put option contracts during the three months ended September 30, 2024 was $388,153,530.

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

September 30, 2024 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	670	$149,407,990	$1,200	12/20/2024	$69,391,900
S&P 500® Index Option	350	201,686,800	2,400	12/20/2024	117,978,350
Total Written Call Option Contracts (Premiums received $167,355,214)		$351,094,790			$187,370,250

The average monthly notional value of exchange-traded written call option contracts during the three months ended September 30, 2024 was $388,153,530.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS - 64.4%	Shares	Value
Communications - 5.7%
Cable & Satellite - 0.3%
Sirius XM Holdings, Inc. (a)	3,000	$70,950

Entertainment Content - 0.8%
AppLovin Corporation - Class A (a)(b)	800	104,440
Electronic Arts, Inc. (a)	800	114,752
		219,192
Internet Media & Services - 3.4%
Alphabet, Inc. - Class C (a)	800	133,752
DoorDash, Inc. - Class A (a)(b)	400	57,092
LifeMD, Inc. (b)	2,000	10,480
Lyft, Inc. - Class A (a)(b)	5,000	63,750
Meta Platforms, Inc. - Class A (a)	600	343,464
Netflix, Inc. (b)	10	7,093
Shutterstock, Inc. (a)	2,000	70,740
Spotify Technology S.A. (a)(b)	400	147,412
TripAdvisor, Inc. (a)(b)	7,000	101,430
		935,213
Telecommunications - 1.2%
AST SpaceMobile, Inc. (a)(b)	6,000	156,900
Verizon Communications, Inc.	4,000	179,640
		336,540
Consumer Discretionary - 12.7%
Apparel & Textile Products - 1.7%
Carter's, Inc. (a)	1,000	64,980
Kontoor Brands, Inc. (a)	1,000	81,780
Levi Strauss & Company - Class A (a)	3,000	65,400
Ralph Lauren Corporation (a)	300	58,161
Skechers U.S.A., Inc. - Class A (a)(b)	1,500	100,380
Tapestry, Inc.	2,000	93,960
		464,661
Automobiles - 0.2%
General Motors Company (a)	1,000	44,840

Consumer Services - 1.1%
American Public Education, Inc. (b)	250	3,687
Grand Canyon Education, Inc. (a)(b)	1,000	141,850
Perdoceo Education Corporation (a)	2,000	44,480

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 64.4% (continued)	Shares	Value
Consumer Discretionary - 12.7% (continued)
Consumer Services - 1.1% (continued)
Strategic Education, Inc. (a)	1,200	$111,060
		301,077
E-Commerce Discretionary - 1.0%
Amazon.com, Inc. (a)(b)	300	55,899
Etsy, Inc. (a)(b)	1,500	83,295
Revolve Group, Inc. (a)(b)	5,000	123,900
		263,094
Home & Office Products - 0.7%
MillerKnoll, Inc. (a)	4,000	99,040
SharkNinja, Inc. (a)	800	86,968
		186,008
Home Construction - 0.3%
Forestar Group, Inc. (a)(b)	3,000	97,110

Leisure Facilities & Services - 1.7%
Brinker International, Inc. (a)(b)	1,000	76,530
Dave & Buster's Entertainment, Inc. (a)(b)	1,500	51,075
Planet Fitness, Inc. - Class A (a)(b)	1,100	89,342
Six Flags Entertainment Corporation (a)	2,000	80,620
Sweetgreen, Inc. - Class A (a)(b)	5,000	177,250
		474,817
Retail - Discretionary - 5.9%
Advance Auto Parts, Inc. (a)	3,500	136,465
American Eagle Outfitters, Inc. (a)	5,000	111,950
Buckle, Inc. (The) (a)	4,000	175,880
Dick's Sporting Goods, Inc. (a)	500	104,350
Gap, Inc. (The) (a)	7,000	154,350
Guess?, Inc. (a)	5,000	100,650
Kohl's Corporation (a)	3,000	63,300
lululemon athletica, inc. (a)(b)	400	108,540
Macy's, Inc. (a)	10,000	156,900
Nordstrom, Inc. (a)	3,000	67,470
Sally Beauty Holdings, Inc. (a)(b)	8,000	108,560
Ulta Beauty, Inc. (a)(b)	150	58,368
Urban Outfitters, Inc. (a)(b)	4,000	153,240
Williams-Sonoma, Inc. (a)	700	108,444
		1,608,467

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 64.4% (continued)	Shares	Value
Consumer Discretionary - 12.7% (continued)
Wholesale - Discretionary - 0.1%
ScanSource, Inc. (a)(b)	800	$38,424

Consumer Staples - 7.4%
Beverages - 0.7%
Coca-Cola Company (The)	500	35,930
PepsiCo, Inc. (a)	900	153,045
		188,975
Food - 4.5%
BellRing Brands, Inc. (a)(b)	1,000	60,720
Campbell Soup Company (a)	3,000	146,760
Flowers Foods, Inc. (a)	5,000	115,350
Fresh Del Monte Produce, Inc. (a)	1,000	29,540
General Mills, Inc. (a)	1,500	110,775
Hershey Company (The) (a)	1,000	191,780
Ingredion, Inc. (a)	1,000	137,430
J.M. Smucker Company (The) (a)	1,000	121,100
Kraft Heinz Company (The)	1,000	35,110
Post Holdings, Inc. (a)(b)	400	46,300
Utz Brands, Inc. (a)	3,000	53,100
Vital Farms, Inc. (a)(b)	5,000	175,350
		1,223,315
Household Products - 0.9%
Colgate-Palmolive Company (a)	1,200	124,572
Kimberly-Clark Corporation (a)	800	113,824
		238,396
Retail - Consumer Staples - 1.3%
Dollar General Corporation (a)	1,000	84,570
Natural Grocers by Vitamin Cottage, Inc. (a)	4,000	118,760
Target Corporation (a)	500	77,930
Walgreens Boots Alliance, Inc.	10,000	89,600
		370,860
Energy - 1.9%
Oil & Gas Producers - 1.0%
CVR Energy, Inc. (a)	3,000	69,090
Diamondback Energy, Inc. (a)	500	86,200
Marathon Petroleum Corporation (a)	300	48,873
Phillips 66 (a)	500	65,725
		269,888

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 64.4% (continued)	Shares	Value
Energy - 1.9% (continued)
Renewable Energy - 0.9%
Array Technologies, Inc. (a)(b)	10,000	$66,000
Canadian Solar, Inc. (a)(b)	7,000	117,320
SolarEdge Technologies, Inc. (a)(b)	3,000	68,730
		252,050
Financials - 5.4%
Banking - 4.2%
Associated Banc-Corp (a)	5,000	107,700
BankUnited, Inc. (a)	1,500	54,660
Citigroup, Inc. (a)	2,000	125,200
Customers Bancorp, Inc. (a)(b)	3,000	139,350
Hope Bancorp, Inc. (a)	3,000	37,680
JPMorgan Chase & Company (a)	400	84,344
KeyCorp (a)	3,000	50,250
Merchants Bancorp (a)	3,000	134,880
UMB Financial Corporation (a)	1,500	157,665
Wells Fargo & Company (a)	2,000	112,980
Western Alliance Bancorp (a)	700	60,543
Zions Bancorporation, N.A. (a)	2,000	94,440
		1,159,692
Institutional Financial Services - 0.2%
StoneX Group, Inc. (b)	500	40,940

Insurance - 0.3%
Unum Group	1,500	89,160

Specialty Finance - 0.7%
Ally Financial, Inc. (a)	3,000	106,770
Discover Financial Services (a)	600	84,174
		190,944
Health Care - 12.7%
Biotech & Pharma - 8.9%
Amgen, Inc. (a)	500	161,105
Amneal Pharmaceuticals, Inc. (a)(b)	10,000	83,200
Ardelyx, Inc. (a)(b)	17,000	117,130
Biogen, Inc. (a)(b)	300	58,152
C4 Therapeutics, Inc. (b)	2,000	11,400
Catalyst Pharmaceuticals, Inc. (a)(b)	5,000	99,400
Collegium Pharmaceutical, Inc. (a)(b)	2,000	77,280
Corcept Therapeutics, Inc. (a)(b)	2,000	92,560
Eli Lilly & Company (a)	70	62,016

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 64.4% (continued)	Shares	Value
Health Care - 12.7% (continued)
Biotech & Pharma - 8.9% (continued)
Exelixis, Inc. (a)(b)	6,000	$155,700
GeneDx Holdings Corporation (a)(b)	3,000	127,320
Halozyme Therapeutics, Inc. (a)(b)	2,000	114,480
Harmony Biosciences Holdings, Inc. (a)(b)	3,000	120,000
Innoviva, Inc. (a)(b)	6,000	115,860
Iovance Biotherapeutics, Inc. (a)(b)	7,000	65,730
Kiniksa Pharmaceuticals International plc (a)(b)	4,000	99,960
Neurocrine Biosciences, Inc. (a)(b)	1,500	172,830
Novavax, Inc. (a)(b)	4,000	50,520
Novo Nordisk A/S - ADR (a)	2,400	285,768
Pacira BioSciences, Inc. (a)(b)	1,000	15,050
Praxis Precision Medicines, Inc. (a)(b)	1,000	57,540
TG Therapeutics, Inc. (a)(b)	5,000	116,950
United Therapeutics Corporation (a)(b)	300	107,505
Vertex Pharmaceuticals, Inc. (a)(b)	150	69,762
		2,437,218
Health Care Facilities & Services - 2.5%
CVS Health Corporation (a)	3,000	188,640
DaVita, Inc. (a)(b)	400	65,572
HCA Healthcare, Inc. (a)	300	121,929
Medpace Holdings, Inc. (a)(b)	200	66,760
Patterson Companies, Inc. (a)	5,000	109,200
Progyny, Inc. (b)	5,000	83,800
Universal Health Services, Inc. - Class B (a)	200	45,802
		681,703
Medical Equipment & Devices - 1.3%
DexCom, Inc. (a)(b)	2,000	134,080
Embecta Corporation (a)	3,000	42,300
Exact Sciences Corporation (a)(b)	800	54,496
Integra LifeSciences Holdings Corporation (a)(b)	7,000	127,190
Zynex, Inc. (b)	2,000	16,320
		374,386
Industrials - 3.7%
Commercial Support Services - 0.7%
Cimpress plc (a)(b)	1,500	122,880

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 64.4% (continued)	Shares	Value
Industrials - 3.7% (continued)
Commercial Support Services - 0.7% (continued)
H&R Block, Inc. (a)	1,000	$63,550
		186,430
Electrical Equipment - 1.7%
Alarm.com Holdings, Inc. (a)(b)	1,000	54,670
Allegion plc (a)	600	87,444
American Superconductor Corporation (a)(b)	5,000	118,000
NEXTracker, Inc. - Class A (a)(b)	4,000	149,920
Select Water Solutions, Inc.	4,000	44,520
		454,554
Engineering & Construction - 0.4%
Dycom Industries, Inc. (a)(b)	300	59,130
Primoris Services Corporation (a)	1,000	58,080
		117,210
Transportation & Logistics - 0.6%
Costamare, Inc. (a)	1,500	23,580
Dorian LPG Ltd. (a)	2,000	68,840
Golden Ocean Group Ltd. (a)	6,000	80,280
		172,700
Transportation Equipment - 0.3%
Allison Transmission Holdings, Inc. (a)	1,000	96,070

Materials - 3.5%
Metals & Mining - 3.5%
Agnico Eagle Mines Ltd.	2,500	201,400
Alamos Gold, Inc. - Class A	2,500	49,850
Anglogold Ashanti plc (a)	2,500	66,575
Barrick Gold Corporation	12,500	248,625
Cleveland-Cliffs, Inc. (a)(b)	5,000	63,850
Hecla Mining Company	2,500	16,675
Kinross Gold Corporation	3,500	32,760
Newmont Corporation	3,500	187,075
Pan American Silver Corporation	2,500	52,175
Royal Gold, Inc.	350	49,105
		968,090

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 64.4% (continued)	Shares	Value
Real Estate - 0.2%
Real Estate Owners & Developers - 0.2%
Janus International Group, Inc. (a)(b)	5,000	$50,550

Technology - 10.3%
Semiconductors - 3.0%
ACM Research, Inc. - Class A (b)	10,000	203,000
Applied Materials, Inc.	50	10,102
Cirrus Logic, Inc. (a)(b)	700	86,947
Intel Corporation (a)	7,000	164,220
NVIDIA Corporation	100	12,144
QUALCOMM, Inc.	1,800	306,090
Wolfspeed, Inc. (a)(b)	5,000	48,500
		831,003
Software - 3.6%
Adobe, Inc. (b)	10	5,178
Bandwidth, Inc. - Class A (a)(b)	6,000	105,060
Check Point Software Technologies Ltd. (a)(b)	700	134,967
Elastic N.V. (a)(b)	2,000	153,520
Gen Digital, Inc. (a)	2,000	54,860
GigaCloud Technology, Inc. - Class A (a)(b)	8,000	183,840
Immersion Corporation (a)	7,500	66,900
IonQ, Inc. (a)(b)	20,000	174,800
Microsoft Corporation (a)	10	4,303
Qualys, Inc. (a)(b)	800	102,768
		986,196
Technology Hardware - 2.9%
Apple, Inc.	10	2,330
Benchmark Electronics, Inc. (a)	1,000	44,320
Dell Technologies, Inc. - Class C (a)	700	82,978
F5, Inc. (a)(b)	500	110,100
Flex Ltd. (a)(b)	1,500	50,145
InterDigital, Inc. (a)	1,200	169,956
NetApp, Inc. (a)	1,000	123,510
Super Micro Computer, Inc. (a)(b)	150	62,460
Ubiquiti, Inc. (a)	700	155,204
		801,003
Technology Services - 0.8%
Infosys Ltd. - ADR (a)	5,000	111,350
Pagseguro Digital Ltd. - Class A (a)(b)	10,000	86,100

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 64.4% (continued)	Shares	Value
Technology - 10.3% (continued)
Technology Services - 0.8% (continued)
TaskUS, Inc. - Class A (b)	500	$6,460
		203,910
Utilities - 0.9%
Electric Utilities - 0.5%
NRG Energy, Inc. (a)	1,500	136,650

Water Utilities - 0.4%
Consolidated Water Company Ltd. (a)	4,000	100,840

Total Common Stocks (Cost $16,735,755)		$17,663,126

U.S. TREASURY OBLIGATIONS - 29.6%	Par Value	Value
U.S. Treasury Bills (c) - 14.5%
5.333%, due 10/31/2024	$2,000,000	$1,992,216
5.318%, due 12/12/2024	2,000,000	1,982,135
		3,974,351
U.S. Treasury Bonds - 1.5%
3.000%, due 05/15/2047	500,000	408,760

U.S. Treasury Inflation-Protected Bonds - 2.0%
2.125%, due 02/15/2054	500,000	532,113

U.S. Treasury Inflation-Protected Notes - 10.1%
0.125%, due 04/15/2026	1,199,340	1,165,981
0.125%, due 04/15/2027	500,000	536,158
0.125%, due 01/15/2031	604,125	554,799
1.750%, due 01/15/2034	500,000	517,343
		2,774,281
U.S. Treasury Notes - 1.5%
0.625%, due 08/15/2030	500,000	421,162

Total U.S. Treasury Obligations (Cost $8,161,427)		$8,110,667

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

WARRANTS - 0.0% (d)		Shares	Value
Energy - 0.0% (d)
Oil & Gas Services & Equipment - 0.0% (d)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)		240	$1,298

EXCHANGE-TRADED PUT OPTION CONTRACTS - 0.1%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 12/20/2024 at $1,600	30	$6,689,910	$12,600
S&P 500® Index Option, 12/20/2024 at $3,600	16	9,219,968	7,680
Total Put Option Contracts (Cost $44,793)		$15,909,878	$20,280

Total Investments at Value - 94.1% (Cost $24,941,975)			$25,795,371

MONEY MARKET FUNDS - 25.5%		Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.79% (e) (Cost $7,001,308)		7,001,308	$7,001,308

Total Investments and Money Market Funds at Value - 119.6% (Cost $31,943,283)			$32,796,679

Written Call Option Contracts - (19.8%)			(5,432,840)

Other Assets in Excess of Liabilities - 0.2%			52,349

Net Assets - 100.0%			$27,416,188

ADR - American Depositary Receipt.

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of September 30, 2024 was $15,990,880.
(b)	Non-income producing security.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of September 30, 2024.

The average monthly notional value of exchange-traded put option contracts during the three months ended September 30, 2024 was $17,857,643.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

September 30, 2024 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	30	$6,689,910	$1,600	12/20/2024	$1,928,520
S&P 500® Index Option	16	9,219,968	3,600	12/20/2024	3,504,320
Total Written Call Option Contracts (Premiums received $4,535,469)		$15,909,878			$5,432,840

The average monthly notional value of exchange-traded written call option contracts during the three months ended September 30, 2024 was $17,857,643.

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS - 18.7%	Shares	Value
Energy - 0.8%
Oil & Gas Producers - 0.8%
California Resources Corporation	15,000	$787,050
DT Midstream, Inc.	500	39,330
Vital Energy, Inc. (a)	20,000	538,000
		1,364,380
Materials - 16.7%
Metals & Mining - 16.7%
Agnico Eagle Mines Ltd.	75,000	6,042,000
Alamos Gold, Inc. - Class A	75,000	1,495,500
Anglogold Ashanti plc	75,000	1,997,250
B2Gold Corporation	1,100,000	3,388,000
Barrick Gold Corporation	375,000	7,458,750
Hecla Mining Company	75,000	500,250
Kinross Gold Corporation	105,000	982,800
Newmont Corporation	105,000	5,612,250
Pan American Silver Corporation	75,000	1,565,250
Royal Gold, Inc.	10,500	1,473,150
		30,515,200
Utilities - 1.2%
Electric Utilities - 1.2%
AES Corporation (The)	1,000	20,060
ALLETE, Inc.	1,000	64,190
Ameren Corporation	100	8,746
American Electric Power Company, Inc.	100	10,260
Avangrid, Inc.	1,000	35,790
Avista Corporation	1,000	38,750
Black Hills Corporation	500	30,560
Consolidated Edison, Inc.	1,000	104,130
Dominion Energy, Inc.	500	28,895
DTE Energy Company	100	12,841
Duke Energy Corporation	500	57,650
Edison International	500	43,545
Entergy Corporation	500	65,805
Exelon Corporation	1,000	40,550
FirstEnergy Corporation	1,000	44,350
Hawaiian Electric Industries, Inc. (a)	1,000	9,680
NorthWestern Energy Group, Inc.	1,000	57,220
NRG Energy, Inc.	12,000	1,093,200
Otter Tail Corporation	1,000	78,160

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 18.7% (continued)	Shares	Value
Utilities - 1.2% (continued)
Electric Utilities - 1.2% (continued)
Pinnacle West Capital Corporation	1,000	$88,590
Portland General Electric Company	1,000	47,900
PPL Corporation	1,000	33,080
Public Service Enterprise Group, Inc.	500	44,605
Southern Company (The)	500	45,090
		2,103,647
Gas & Water Utilities - 0.0% (b)
Global Water Resources, Inc.	1,000	12,590

Total Common Stocks (Cost $31,892,160)		$33,995,817

EXCHANGE-TRADED FUNDS - 1.2%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust	5,000	$643,966
Invesco CurrencyShares Euro Currency Trust	7,500	771,488
Invesco CurrencyShares Japanese Yen Trust (a)	12,500	803,750
Total Exchange-Traded Funds (Cost $2,210,871)		$2,219,204

U.S. TREASURY OBLIGATIONS - 71.1%	Par Value	Value
U.S. Treasury Bills (c) - 5.4%
5.318%, due 12/12/2024	$10,000,000	$9,910,673

U.S. Treasury Bonds - 2.3%
3.000%, due 05/15/2047	5,000,000	4,087,597

U.S. Treasury Inflation-Protected Bonds - 2.9%
2.125%, due 02/15/2054	5,000,000	5,321,135

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

U.S. TREASURY OBLIGATIONS - 71.1% (continued)	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 41.7%
0.125%, due 04/15/2026	$11,993,400	$11,659,809
0.125%, due 04/15/2027	20,000,000	21,446,323
2.500%, due 01/15/2029	14,649,700	15,273,538
0.125%, due 01/15/2030	12,224,900	11,397,532
0.125%, due 01/15/2031	12,082,500	11,095,981
1.750%, due 01/15/2034	5,000,000	5,173,425
		76,046,608
U.S. Treasury Notes - 18.8%
1.375%, due 01/31/2025	15,000,000	14,845,649
2.125%, due 05/31/2026	10,000,000	9,746,484
1.500%, due 08/15/2026	10,000,000	9,610,547
		34,202,680

Total U.S. Treasury Obligations (Cost $131,182,584)		$129,568,693

WARRANTS - 0.0% (b)	Shares	Value
Energy - 0.0% (b)
Oil & Gas Services & Equipment - 0.0% (b)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$43,280

Total Investments at Value - 91.0% (Cost $165,285,615)		$165,826,994

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 9.0%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.79% (d) (Cost $16,353,485)	16,353,485	$16,353,485

Total Investments and Money Market Funds at Value - 100.0% (Cost $181,639,100)		$182,180,479

Other Assets in Excess of Liabilities - 0.0% (b)		54,547

Net Assets - 100.0%		$182,235,026

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of September 30, 2024.